Stockholders' Deficit (Details Narrative) - USD ($)			9 Months Ended	12 Months Ended
	Sep. 02, 2015	Aug. 20, 2015	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Aug. 12, 2015
Preferred stock, shares authorized			20,000,000	20,000,000		20,000,000
Number of share exchange during period			47,000,000
Common stock issued for cash			$ 334,003
Common stock issued for cash, shares			1,112,674
Common stock issued for convertible debt			$ 100,000
Common stock issued for convertible debt, shares			200,000
Series A Preferred Stock [Member]
Preferred stock, shares authorized		20,000,000	1,000,000	1,000,000
Preferred stock shares designating		1,000,000
Stock holder voting rights		Each holder of Series A Preferred Stock shall be entitled to 500 votes for each share of Series A Preferred Stock held as of the applicable date on any matter that is submitted to a vote or for the consent of the stockholders of the Company. The holders of Series A Preferred Stock shall have no special voting rights and their consent shall not be required (except to the extent they are entitled to vote with holders of Common Stock as set forth in the Certificate of Designation) for taking any corporate action.
Number of share exchange during period	1,000,000
Percentage of outstanding shares	100.00%
Common stock issued for cash
Common stock issued for cash, shares